Schedule of Investments(a)
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.02%
Aerospace & Defense–1.88%
Airbus SE (France)	13,255	$2,506,161
Northrop Grumman Corp.	8,405	5,734,227
		8,240,388
Agricultural & Farm Machinery–1.00%
Deere & Co.	7,769	4,376,278
Apparel Retail–1.84%
Ross Stores, Inc.	23,855	5,167,709
TJX Cos., Inc. (The)	18,049	2,882,425
		8,050,134
Application Software–0.88%
Intuit, Inc.	8,862	3,831,752
Asset Management & Custody Banks–0.90%
BlackRock, Inc.	4,102	3,944,934
Biotechnology–2.06%
AbbVie, Inc.	20,390	4,434,621
Regeneron Pharmaceuticals, Inc.	5,917	4,571,711
		9,006,332
Building Products–1.24%
Johnson Controls International PLC	41,512	5,435,996
Communications Equipment–2.22%
Cisco Systems, Inc.	125,231	9,716,673
Construction Materials–1.02%
CRH PLC	42,616	4,479,794
Consumer Finance–1.02%
Capital One Financial Corp.	24,367	4,445,272
Consumer Staples Merchandise Retail–1.62%
Walmart, Inc.	57,193	7,107,946
Diversified Banks–11.46%
Bank of America Corp.	227,997	11,114,854
Citigroup, Inc.	62,022	7,033,915
Fifth Third Bancorp(b)	81,082	3,767,070
JPMorgan Chase & Co.	54,962	16,167,622
PNC Financial Services Group, Inc. (The)	23,316	4,851,826
Wells Fargo & Co.	90,504	7,205,023
		50,140,310
Electric Utilities–2.94%
Entergy Corp.	60,410	6,787,668
PPL Corp.(b)	159,085	6,077,047
		12,864,715
Electrical Components & Equipment–3.61%
Eaton Corp. PLC	20,638	7,381,593
Emerson Electric Co.(b)	31,476	4,123,986
Hubbell, Inc.	8,726	4,282,197
		15,787,776
Shares		Value
Electronic Manufacturing Services–0.67%
TE Connectivity PLC (Switzerland)	14,080	$2,943,002
Financial Exchanges & Data–0.59%
Cboe Global Markets, Inc.(b)	9,224	2,592,590
Health Care Equipment–3.84%
Abbott Laboratories	62,049	6,370,571
Becton, Dickinson and Co.	27,752	4,363,447
Medtronic PLC	69,893	6,056,228
		16,790,246
Health Care Services–1.56%
CVS Health Corp.	94,808	6,809,111
Home Improvement Retail–2.00%
Lowe’s Cos., Inc.(b)	37,098	8,765,516
Hotels, Resorts & Cruise Lines–0.88%
Marriott International, Inc., Class A	11,717	3,832,279
Household Products–1.05%
Colgate-Palmolive Co.	53,669	4,574,209
Industrial Conglomerates–1.57%
Honeywell International, Inc.	30,419	6,875,607
Industrial Gases–2.10%
Linde PLC	18,554	9,198,331
Industrial Machinery & Supplies & Components–1.10%
Parker-Hannifin Corp.	5,358	4,796,696
Industrial REITs–1.50%
Prologis, Inc.	49,617	6,558,375
Insurance Brokers–0.85%
Marsh & McLennan Cos., Inc.	21,326	3,698,995
Integrated Oil & Gas–3.05%
Chevron Corp.	64,536	13,352,498
Integrated Telecommunication Services–1.88%
AT&T, Inc.(b)	283,171	8,209,127
Interactive Media & Services–4.19%
Alphabet, Inc., Class A	39,942	11,485,721
Meta Platforms, Inc., Class A	11,953	6,838,670
		18,324,391
Investment Banking & Brokerage–1.83%
Charles Schwab Corp. (The)	85,385	8,024,482
IT Consulting & Other Services–1.43%
International Business Machines Corp.	25,815	6,257,298
Life Sciences Tools & Services–2.26%
Danaher Corp.	37,907	7,187,167
Lonza Group AG (Switzerland)	4,224	2,709,774
		9,896,941
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Shares		Value
Managed Health Care–1.08%
UnitedHealth Group, Inc.	17,422	$4,714,219
Multi-Utilities–2.67%
CMS Energy Corp.(b)	51,518	3,996,767
Public Service Enterprise Group, Inc.	49,119	3,976,183
Sempra	38,195	3,711,408
		11,684,358
Oil & Gas Equipment & Services–1.16%
SLB Ltd.	98,419	5,057,752
Oil & Gas Exploration & Production–2.33%
ConocoPhillips	57,893	7,641,876
Devon Energy Corp.	50,947	2,563,653
		10,205,529
Oil & Gas Storage & Transportation–1.79%
Williams Cos., Inc. (The)	107,655	7,835,131
Other Specialty Retail–0.70%
Tractor Supply Co.(b)	67,278	3,047,693
Packaged Foods & Meats–0.89%
Mondelez International, Inc., Class A(b)	67,961	3,917,272
Pharmaceuticals–3.82%
Johnson & Johnson	47,988	11,730,187
Merck & Co., Inc.	41,278	4,965,330
		16,695,517
Property & Casualty Insurance–1.19%
American International Group, Inc.	38,277	2,880,344
Hartford Insurance Group, Inc. (The)	17,107	2,313,380
		5,193,724
Rail Transportation–1.47%
Union Pacific Corp.	26,512	6,432,341
Restaurants–2.96%
Darden Restaurants, Inc.	11,186	2,192,903
McDonald’s Corp.	21,478	6,675,148
Yum! Brands, Inc.	26,190	4,072,021
		12,940,072
Semiconductor Materials & Equipment–1.81%
ASML Holding N.V., New York Shares (Netherlands)	3,501	4,624,226
Lam Research Corp.	15,450	3,301,047
		7,925,273
Shares		Value
Semiconductors–2.79%
Broadcom, Inc.	19,973	$6,181,843
NXP Semiconductors N.V. (Netherlands)	14,123	2,780,254
Texas Instruments, Inc.	16,731	3,248,156
		12,210,253
Soft Drinks & Non-alcoholic Beverages–1.30%
Coca-Cola Co. (The)	74,799	5,688,464
Systems Software–0.95%
Microsoft Corp.	11,184	4,139,981
Tobacco–2.16%
Philip Morris International, Inc.	57,082	9,437,938
Trading Companies & Distributors–0.91%
Sunbelt Rentals Holdings, Inc.	61,323	3,991,514
Total Common Stocks & Other Equity Interests (Cost $316,501,997)		420,045,025
Money Market Funds–5.84%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d)	8,940,532	8,940,532
Invesco Treasury Portfolio, Institutional Class, 3.56%(c)(d)	16,603,172	16,603,172
Total Money Market Funds (Cost $25,543,704)		25,543,704
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.86% (Cost $342,045,701)		445,588,729
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.36%
Invesco Private Government Fund, 3.63%(c)(d)(e)	5,268,964	5,268,964
Invesco Private Prime Fund, 3.80%(c)(d)(e)	13,801,092	13,802,472
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,071,436)		19,071,436
TOTAL INVESTMENTS IN SECURITIES–106.22% (Cost $361,117,137)		464,660,165
OTHER ASSETS LESS LIABILITIES—(6.22)%		(27,207,302)
NET ASSETS–100.00%		$437,452,863
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at March 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,446,889	$14,267,424	$(8,773,781)	$-	$-	$8,940,532	$44,128
Invesco Treasury Portfolio, Institutional Class	6,400,693	26,496,643	(16,294,164)	-	-	16,603,172	81,315
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,400,349	80,529,502	(79,660,887)	-	-	5,268,964	47,317*
Invesco Private Prime Fund	11,339,562	145,923,508	(143,455,972)	-	(4,626)	13,802,472	111,168*
Total	$25,587,493	$267,217,077	$(248,184,804)	$-	$(4,626)	$44,615,140	$283,928

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$414,829,090	$5,215,935	$—	$420,045,025
Money Market Funds	25,543,704	19,071,436	—	44,615,140
Total Investments	$440,372,794	$24,287,371	$—	$464,660,165
Invesco V.I. Diversified Dividend Fund